Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid interest	$ 2,168,259
Prepaid expenses	1,619,851	509,547
Other receivables	175,107	177,528
Interest receivable	40,701	25
Total	$ 4,003,918	$ 687,100